SCHEDULE OF BUSINESS ACQUISITION CONTINGENT CONSIDERATION DETERMINED (Details) - $ / shares	1 Months Ended	6 Months Ended
	Jul. 31, 2023	Jun. 30, 2024
Restructuring Cost and Reserve [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01
Share Price		$ 12.00
Stock Issued During Period, Shares, New Issues	18,000
Merger Arrangement [Member]
Restructuring Cost and Reserve [Line Items]
Common Stock, Shares, Outstanding		13,098
Share Price		$ 570.10
Stock Issued During Period, Shares, New Issues		7,467,134
Tru Golf Nevada [Member]
Restructuring Cost and Reserve [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.01
Tru Golf Nevada [Member] | Merger Arrangement [Member]
Restructuring Cost and Reserve [Line Items]
Common Stock, Shares, Outstanding		13,098
Share Price		$ 570.10
Stock Issued During Period, Shares, New Issues		7,467,134